Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

For the year ended December 31, 2024, the Company obtained a working capital loan from Jiahe Developments Limited, which is controlled Mr. Zhenfa Han, the principal shareholder, director, and chairman of the board of the directors of the Company, in the amount of RMB146 (US$20). As of December 31, 2024, the amount due to Jiahe Developments Limited was RMB146 (US$20), which was fully repaid on January 27, 2025.

For the six months ended June 30, 2024 and 2025, the operating entity purchased goods from Jilin Huazheng Agriculture and Animal Husbandry Development Co., Ltd. (“Jilin Huazheng”), which is controlled by Mr. Zhenfa Han, the principal shareholder, director, and chairman of the board of the Company, in the amount of RMB119 and RMB124 (US$17), respectively.

For the six months ended June 30, 2025, the operating entity provided a working capital loan to Jinlin Huazheng, in the amount of RMB7,000 (US$977), which was fully repaid on June 30, 2025.

For the six months ended June 30, 2025, the operating entity purchased venue and catering services from Beijing Hanzhenyuan International Hotel Co., Ltd. (“Beijing Hanzhenyuan”), which is controlled by a shareholder of the Company, in the amount of RMB746 (US$104).